The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Asset Growth Fund
UBS Dynamic Alpha Fund
UBS Global Allocation Fund
Prospectus Supplement

December 1, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Asset Growth Fund, UBS Dynamic Alpha Fund and UBS Global Allocation Fund series of The UBS Funds, dated October 28, 2015, as follows:

The paragraph under the heading “Managing your fund account” and the sub-heading “Additional compensation to affiliated dealer” on page 47 of the Prospectus is deleted in its entirety and replaced by the following:

Additional compensation to affiliated dealer
UBS AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares in consideration of distribution, marketing support and other services:

(i)       Fees on Program Assets: 0.05% (5 basis points) per annum of the value of the average monthly assets that are invested in each Fund sold through certain wrap fee advisory programs, to be computed and paid on a quarterly basis; and

(ii)       Fees on Retail (i.e., Non-Program) Assets: a quarterly fee at the annual rate of 0.05% (5 basis points) of the net asset value of all Fund shares, other than excluded shares, in the UBS Financial Services Inc. accounts as of the end of such quarter, valued as of the close of business on the last business day of the quarter.

UBS Financial Services Inc. charges a minimum of $75,000 per calendar year for distibution, marketing support and other services.

The foregoing paryments are made by UBS AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-752

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS International Sustainable Equity Fund
UBS U.S. Large Cap Equity Fund
UBS U.S. Small Cap Growth Fund
Prospectus Supplement

December 1, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS International Sustainable Equity Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Small Cap Growth Fund series of The UBS Funds, dated October 28, 2015, as follows:

The paragraph under the heading “Managing your fund account” and the sub-heading “Additional compensation to affiliated dealer” on page 29 of the Prospectus is deleted in its entirety and replaced by the following:

Additional compensation to affiliated dealer
UBS AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares in consideration of distribution, marketing support and other services:

(i)      Fees on Program Assets: 0.05% (5 basis points) per annum of the value of the average monthly assets that are invested in each Fund sold through certain wrap fee advisory programs, to be computed and paid on a quarterly basis; and

(ii)      Fees on Retail (i.e., Non-Program) Assets: a quarterly fee at the annual rate of 0.05% (5 basis points) of the net asset value of all Fund shares, other than excluded shares, in the UBS Financial Services Inc. accounts as of the end of such quarter, valued as of the close of business on the last business day of the quarter.

UBS Financial Services Inc. charges a minimum of $75,000 per calendar year for distibution, marketing support and other services.

The foregoing paryments are made by UBS AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-751

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Core Plus Bond Fund
UBS Fixed Income Opportunities Fund
UBS Muncipal Bond Fund
Prospectus Supplement

December 1, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Core Plus Bond Fund, UBS Fixed Income Opportunities Fund and UBS Municipal Bond Fund series of The UBS Funds, dated October 28, 2015, as follows:

The paragraph under the heading “Managing your fund account” and the sub-heading “Additional compensation to affiliated dealer” on page 37 of the Prospectus is deleted in its entirety and replaced by the following:

Additional compensation to affiliated dealer
UBS AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares in consideration of distribution, marketing support and other services:

(i)     Fees on Program Assets: 0.05% (5 basis points) per annum of the value of the average monthly assets that are invested in each Fund sold through certain wrap fee advisory programs, to be computed and paid on a quarterly basis; and

(ii)     Fees on Retail (i.e., Non-Program) Assets: a quarterly fee at the annual rate of 0.05% (5 basis points) of the net asset value of all Fund shares, other than excluded shares, in the UBS Financial Services Inc. accounts as of the end of such quarter, valued as of the close of business on the last business day of the quarter.

UBS Financial Services Inc. charges a minimum of $75,000 per calendar year for distibution, marketing support and other services.

The foregoing paryments are made by UBS AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS U.S. Equity Opportunity Fund
Prospectus Supplement

December 1, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Equity Opportunity Fund series of The UBS Funds, dated October 28, 2015, as follows:

The paragraph under the heading “Managing your fund account” and the sub-heading “Additional compensation to affiliated dealer” on page 15 of the Prospectus is deleted in its entirety and replaced by the following:

Additional compensation to affiliated dealer
UBS AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares in consideration of distribution, marketing support and other services:

(i)      Fees on Program Assets: 0.05% (5 basis points) per annum of the value of the average monthly assets that are invested in the Fund sold through certain wrap fee advisory programs, to be computed and paid on a quarterly basis; and

(ii)      Fees on Retail (i.e., Non-Program) Assets: a quarterly fee at the annual rate of 0.05% (5 basis points) of the net asset value of Fund shares, other than excluded shares, in the UBS Financial Services Inc. accounts as of the end of such quarter, valued as of the close of business on the last business day of the quarter.

UBS Financial Services Inc. charges a minimum of $75,000 per calendar year for distibution, marketing support and other services.

The foregoing paryments are made by UBS AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	SAI Supplement

The UBS Funds
UBS Asset Growth Fund
UBS Dynamic Alpha Fund
UBS Global Allocation Fund
UBS International Sustainable Equity Fund
UBS U.S. Large Cap Equity Fund
UBS U.S. Small Cap Growth Fund
UBS Core Plus Bond Fund
UBS Fixed Income Opportunities Fund
UBS Municipal Bond Fund
Supplement to the Statement of Additional Information

December 1, 2015

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the above listed series of The UBS Funds, dated October 28, 2015, as follows:

The paragraph under the heading “Reduced sales charges, additional purchase, exchange and redemption information and other services” and the sub-heading “Additional compensation to affiliated dealer” on page 110 of the SAI is deleted in its entirety and replaced by the following:

Additional compensation to affiliated dealer. UBS AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares in consideration of distribution, marketing support and other services:

(i)      Fees on Program Assets: 0.05% (5 basis points) per annum of the value of the average monthly assets that are invested in each Fund sold through certain wrap fee advisory programs, to be computed and paid on a quarterly basis; and

(ii)      Fees on Retail (i.e., Non-Program) Assets: a quarterly fee at the annual rate of 0.05% (5 basis points) of the net asset value of all Fund shares, other than excluded shares, in the UBS Financial Services Inc. accounts as of the end of such quarter, valued as of the close of business on the last business day of the quarter.

UBS Financial Services Inc. charges a minimum of $75,000 per calendar year for distibution, marketing support and other services.

The foregoing paryments are made by UBS AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	SAI Supplement

The UBS Funds
UBS U.S. Equity Opportunity Fund
Supplement to the Statement of Additional Information

December 1, 2015

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS U.S. Equity Opportunity Fund series of The UBS Funds, dated October 28, 2015, as follows:

The paragraph under the heading “Reduced sales charges, additional purchase, exchange and redemption information and other services” and the sub-heading “Additional compensation to affiliated dealer” on page 62 of the SAI is deleted in its entirety and replaced by the following:

Additional compensation to affiliated dealer. UBS AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares in consideration of distribution, marketing support and other services:

(i)      Fees on Program Assets: 0.05% (5 basis points) per annum of the value of the average monthly assets that are invested in the Fund sold through certain wrap fee advisory programs, to be computed and paid on a quarterly basis; and

(ii)      Fees on Retail (i.e., Non-Program) Assets: a quarterly fee at the annual rate of 0.05% (5 basis points) of the net asset value of Fund shares, other than excluded shares, in the UBS Financial Services Inc. accounts as of the end of such quarter, valued as of the close of business on the last business day of the quarter.

UBS Financial Services Inc. charges a minimum of $75,000 per calendar year for distibution, marketing support and other services.

The foregoing paryments are made by UBS AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-754